Expense Example - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI International Low Volatility Index Fund - Fidelity SAI International Low Volatility Index Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 17
3 years	55
5 years	96
10 years	$ 217